UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

Item 1. Schedule of Investments.

Franklin Strategic Mortgage Portfolio
Statement of Investments, December 31, 2015 (unaudited)

	Shares	Value
Common Stocks 0.8%
Mortgage REITs 0.8%
American Capital Agency Corp.	22,000	$381,480
Annaly Capital Management Inc.	26,700	250,446
Hatteras Financial Corp.	10,000	131,500
Total Common Stocks (Cost $968,793)		763,426
	Principal Amount*
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 34.5%
Finance 34.5%
[a]American Home Mortgage Investment Trust, 2005-1, 6A, FRN, 2.654%, 6/25/45	219,269	215,654
[a,b]American Homes 4 Rent, 2014-SFR1,
A, 144A, FRN, 1.351%, 6/17/31	194,644	191,147
C, 144A, FRN, 2.101%, 6/17/31	250,000	242,746
[b,c]Anthracite Ltd., 2004-HY1A, E, 144A, 7.147%	1,598,000	16,675
[a,b]ARCap REIT Inc., 2004-RR3, A2, 144A, FRN, 4.76%, 9/21/45	207,942	210,687
[b]ARCap Resecuritization Trust, 2004-A1, A, 144A, 4.73%, 4/21/24	14,411	14,481
Banc of America Commercial Mortgage Trust, 2006-4,
AJ, 5.695%, 7/10/46	450,000	449,352
AM, 5.675%, 7/10/46	300,000	306,354
[a]Bear Stearns Alt-A Trust, 2004-13, A2, FRN, 1.302%, 11/25/34	187,484	180,750
Bear Stearns Commercial Mortgage Securities Inc.,
[a] 2006-PW11, AJ, FRN, 5.638%, 3/11/39	750,000	751,590
[a] 2006-PW12, AJ, FRN, 5.952%, 9/11/38	300,000	300,555
2006-PW13, AJ, 5.611%, 9/11/41	750,000	758,677
[a] 2007-PW16, AM, FRN, 5.911%, 6/11/40	750,000	781,378
[a]Bear Stearns Commercial Mortgage Securities Trust,
2004-PWR3, E, FRN, 4.998%, 2/11/41	76,398	76,381
2005-T20, E, FRN, 5.325%, 10/12/42	215,000	214,663
[b] 2006-PW12, B, 144A, FRN, 5.952%, 9/11/38	250,000	246,523
[b]Centerline REIT Inc., 2004-RR3, B, 144A, 5.04%, 9/21/45	200,000	189,492
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	288,000	282,217
[a] 2007-C6, AM, FRN, 5.898%, 6/10/17	500,000	511,553
2015-GC27, A5, 3.137%, 2/10/48	225,000	220,576
[a,b]Citigroup Mortgage Loan Trust Inc., 2013-A, A, 144A, FRN, 3.00%, 5/25/42	114,758	114,891
[a]Citigroup/Deutsche Bank Commercial Mortgage Trust,
2005-CD1, E, FRN, 5.475%, 7/15/44	215,000	214,568
2006-CD3, AJ, FRN, 5.688%, 10/15/48	450,000	368,010
[b]Colony American Homes,
[a] 2014-1A, A, 144A, FRN, 1.40%, 5/17/31	100,685	98,840
[a] 2014-1A, C, 144A, FRN, 2.201%, 5/17/31	250,000	246,696
2014-2A, C, 144A, 2.426%, 7/17/31	200,000	194,228
[b]Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	301,200	298,340
[b]COMM Mortgage Trust, 2012-9W57, A, 144A, 2.365%, 2/10/29	395,000	397,751
[a]Commercial Mortgage Trust,
2005-GG5, AJ, FRN, 5.621%, 4/10/37	32,774	32,746
[b] 2014-BBG, A, 144A, FRN, 1.131%, 3/15/29	550,000	544,529
[a]Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	450,000	492,599
[b]Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	350,000	348,920
[b]Countryplace Manufactured Housing Contract Trust, 2007-1, A3, 144A, 5.593%,
7/15/37	224,290	226,511
[a]Countrywide Asset-Backed Certificates,
2004-1, M1, FRN, 1.172%, 3/25/34	155,192	149,285
2004-7, MV3, FRN, 1.472%, 12/25/34	74,908	74,845
[a,b]Credit Suisse Mortgage Capital Certificates, 2009-15R, 3A1, 144A, FRN, 5.544%,
3/26/36	98,181	97,997
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	430,000	434,465
[a,b]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.712%, 10/20/43	156,426	156,114
[a,b]Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.673%, 9/10/35	400,000	404,192
[a]FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 2.622%, 2/25/24	250,000	249,348
2014-DN1, M3, FRN, 4.922%, 2/25/24	250,000	248,738

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Strategic Mortgage Portfolio
Statement of Investments, December 31, 2015 (unaudited) (continued)

2014-DN3, M2, FRN, 2.822%, 8/25/24	248,908	251,642
2014-DN3, M3, FRN, 4.422%, 8/25/24	250,000	241,485
2014-DN4, M2, FRN, 2.822%, 10/25/24	370,000	371,199
2014-DN4, M3, FRN, 4.972%, 10/25/24	250,000	248,321
2014-HQ1, M2, FRN, 2.922%, 8/25/24	250,000	252,381
2014-HQ2, M2, FRN, 2.622%, 9/25/24	250,000	247,568
2014-HQ3, M2, FRN, 3.072%, 10/25/24	250,000	253,505
2015-DN1, M2, FRN, 2.822%, 1/25/25	250,000	253,941
2015-DN1, M3, FRN, 4.572%, 1/25/25	250,000	247,305
2015-DNA1, M2, FRN, 2.272%, 10/25/27	250,000	246,774
2015-DNA1, M3, FRN, 3.722%, 10/25/27	250,000	237,794
2015-HQ1, M1, FRN, 1.472%, 3/25/25	194,679	194,663
2015-HQ1, M2, FRN, 2.622%, 3/25/25	250,000	249,479
2015-HQ1, M3, FRN, 4.222%, 3/25/25	250,000	241,365
2015-HQA1, M2, FRN, 3.072%, 3/25/28	250,000	248,895
[a]FNMA, 2007-1, NF, FRN, 0.672%, 2/25/37	190,330	189,078
[a]FNMA Connecticut Avenue Securities, FRN, 1.372%, 5/25/24	141,123	140,319
[a]Freddie Mac Structured Agency Credit Risk Debt Notes, 2015-HQA2, B, FRN,
10.922%, 5/25/28	250,000	250,998
[b]G-Force LLC,
[a] 2005-RR2, A3FL, 144A, FRN, 0.722%, 12/25/39	45,841	45,395
2005-RRA, B, 144A, 5.09%, 8/22/36	241,599	243,206
2005-RRA, C, 144A, 5.20%, 8/22/36	300,000	292,030
[d]GMAC Commercial Mortgage Securities Inc., 2005-C1, B, 4.936%, 5/10/43	800,000	200,150
Green Tree Financial Corp.,
1996-9, M1, 7.63%, 8/15/27	287,445	314,602
1997-3, A6, 7.32%, 3/15/28	20,033	20,944
1997-6, A7, 7.14%, 1/15/29	8,410	8,631
1998-4, A7, 6.87%, 4/01/30	115,329	125,905
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	434,307	429,497
[a]Greenwich Capital Commercial Funding Corp., 2006-GG7,
AJ, FRN, 5.622%, 7/10/38	400,000	387,202
AM, FRN, 6.048%, 7/10/38	200,000	202,272
[a]GSAA Home Equity Trust, FRN, 0.792%, 6/25/35	154,296	149,019
[a]GSAMP Trust, 2005-HE3, M2, FRN, 1.427%, 6/25/35	223,408	218,662
[a,b]Hilton USA Trust, 2013-HLF, BFL, 144A, FRN, 1.769%, 11/05/30	226,679	225,366
[a]Home Equity Mortgage Trust, 2004-4, M3, FRN, 1.397%, 12/25/34	623,352	584,686
[a,b]Invitation Homes Trust,
2014-SFR1, B, 144A, FRN, 1.851%, 6/17/31	250,000	245,825
2014-SFR2, B, 144A, FRN, 1.951%, 9/17/31	200,000	196,521
2014-SFR3, C, 144A, FRN, 2.86%, 12/17/31	250,000	247,599
2015-SFR2, A, 144A, FRN, 1.701%, 6/17/32	245,050	241,960
2015-SFR2, C, 144A, FRN, 2.351%, 6/17/32	200,000	198,059
2015-SFR3, C, 144A, FRN, 2.351%, 8/17/32	225,000	218,469
JP Morgan Chase Commercial Mortgage Securities Trust,
[a,b,d] 2003-LN1, H, 144A, FRN, 5.639%, 10/15/37	186,421	186,255
[a] 2005-LDP5, A, FRN, 5.723%, 12/15/44	300,000	299,742
[a] 2005-LPD5, F, FRN, 5.723%, 12/15/44	250,000	250,100
[a,d] 2006-CB16, B, FRN, 5.672%, 5/12/45	240,000	150,345
2006-CB17, AM, 5.464%, 12/12/43	490,000	493,345
[a] 2006-LDP7, AJ, FRN, 6.106%, 4/15/45	283,000	261,391
JPMBB Commercial Mortgage Securities Trust, 2015 C-28, A4, 3.227%, 10/15/48	225,000	221,527
[a]LB-UBS Commercial Mortgage Trust,
[b] 2001-C3, E, 144A, FRN, 6.95%, 6/15/36	300,000	300,488
[b] 2004-C7, H, 144A, FRN, 4.966%, 10/15/36	141,109	141,651
2006-C1, AJ, FRN, 5.276%, 2/15/41	350,000	350,763
2006-C3, AJ, FRN, 5.72%, 3/15/39	250,000	250,770
2006-C4, AJ, FRN, 6.047%, 6/15/38	500,000	504,412
[a]Lehman XS Trust, 2005-1, 2A2, FRN, 1.744%, 7/25/35	112,403	108,446
[b]LNR CDO Ltd.,
[a] 2002-1A, DFL, 144A, FRN, 1.818%, 7/24/37 (Cayman Islands)	151,694	151,404
2002-1A, DFX, 144A, 6.727%, 7/24/37	83,831	84,126
[a] 2003-1A, EFL, 144A, FRN, 3.42%, 7/23/36 (Cayman Islands)	285,482	287,024
[a,b]Mach One 2004-1A ULC, H, 144A, FRN, 6.065%, 5/28/40	59,656	59,630
[a,b]Mach One ULC, 2004-1A,

Franklin Strategic Mortgage Portfolio
Statement of Investments, December 31, 2015 (unaudited) (continued)

K, 144A, FRN, 5.45%, 5/28/40	125,000		126,211
L, 144A, FRN, 5.45%, 5/28/40	125,000		126,066
[a]Madison Avenue Manufactured Housing Contract Trust, 2-A, B1, FRN, 200, 3.672%,
3/25/32	245,943		249,595
[a]Master Asset-Backed Securities Trust, 2004-HE1, M2, FRN, 1.517%, 9/25/34	104,047		103,831
[a]Merrill Lynch Mortgage Investors Trust,
2003-A, 1A, FRN, 1.162%, 3/25/28	256,756		245,411
2004-A1, M1, FRN, 2.65%, 2/25/34	237,854		204,731
[a]Merrill Lynch Mortgage Trust, 2005-CKI1,
[d] C, FRN, 5.686%, 11/12/37	225,000		224,659
[d] D, FRN, 5.686%, 11/12/37	230,000		229,606
[a]ML-CFC Commercial Mortgage Trust, 2006-3, A1A, FRN, 5.409%, 7/12/46	157,537		159,662
[a]Morgan Stanley ABS Capital I Inc. Trust,
2003-HE1, M1, FRN, 1.622%, 5/25/33	343,721		327,985
2005-WMC, M2, FRN, 1.157%, 1/25/35	256,461		249,554
Morgan Stanley Capital I Trust,
[b] 2005-RR6, AJ, 144A, 5.233%, 5/24/43	269,103		268,664
[b] 2005-RR6, B, 144A, 5.306%, 5/24/43	310,000		308,695
[a] 2006-HQ8, AJ, FRN, 5.683%, 3/12/44	399,000		398,490
[a,b]N-Star Real Estate CDO Ltd., 2006-6A, A1, 144A, FRN, 0.848%, 6/16/41 (Cayman
Islands)	228,390		226,673
[a,b]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.934%, 12/24/39	16,136		16,062
[a]Novastar Home Equity Loan, 2004-4, M4, FRN, 2.072%, 3/25/35	500,000		494,919
Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29	337,660		342,632
[a,b]Progress Residential Trust,
2014-SFR, B, 144A, FRN, 2.251%, 10/17/31	250,000		248,674
2014-SFR1, A, 144A, FRN, 1.451%, 10/17/31	249,599		246,499
2015-SFR1, A, 144A, FRN, 1.76%, 2/17/32	390,000		388,885
Residential Asset Securities Corp.,
2004-KS1, AI4, 4.213%, 4/25/32	19,870		19,861
2004-KS8, AI6, 4.79%, 9/25/34	99,769		100,259
[a]Residential Funding Mortgage Securities II,
2002-HI5, M1, FRN, 6.14%, 1/25/28	71,055		69,923
2003-HI2, M2, FRN, 5.58%, 7/25/28	145,374		146,169
2004-HI3, A5, FRN, 5.48%, 6/25/34	106,404		110,025
[a,b]Silver Bay Realty Trust, 2014-1, A, 144A, FRN, 1.351%, 9/17/31	189,576		185,279
[a,b]Springleaf Mortgage Loan Trust, 2013-1A, M4, 144A, FRN, 4.44%, 6/25/58	400,000		401,720
[a,b]SWAY Residential 2014-1 Trust, 2014-1, A, 144A, FRN, 1.651%, 1/17/32	247,825		246,752
[a,e]Talisman 6 Finance, Reg S, FRN, 0.127%, 10/22/16 (Germany)	6,103	EUR	6,554
[b]Tricon American Homes Trust, 2015-SFR1,
A, 144A, 1.567%, 5/17/32	250,000		245,558
C, 144A, 2.217%, 5/17/32	200,000		193,422
[a]Wachovia Bank Commercial Mortgage Trust,
[b] 2003-C7, F, 144A, FRN, 6.098%, 10/15/35	94,349		94,756
2006-C23, AJ, FRN, 5.515%, 1/18/45	335,141		334,844
2006-C25, AJ, FRN, 5.95%, 5/15/43	300,000		301,477
FRN, 5.95%, 5/15/16	400,000		401,885
[a]WaMu Mortgage Pass-Through Certificates,
2005-AR8, 1A1A, FRN, 0.712%, 7/25/45	177,832		168,432
2005-AR19, A1A1, FRN, 0.692%, 12/25/45	347,287		329,256
Wells Fargo Mortgage Backed Securities Trust,
[a] 2004-W, A9, FRN, 2.754%, 11/25/34	177,041		180,470
[a] 2005-AR9, 2A2, FRN, 2.736%, 10/25/33	239,363		237,066
[a] 2005-AR10, 2A3, FRN, 2.75%, 6/25/35	158,725		157,447
2007-3, 3A1, 5.50%, 4/25/37	38,771		39,516
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $33,960,901)			33,977,370
Mortgage-Backed Securities 86.8%
[a]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 7.2%
FHLMC, 2.00% - 2.375%, 4/01/17 - 1/01/32	453,520		462,921
FHLMC, 2.376%, 11/01/37	1,489,350		1,572,947
FHLMC, 2.419% - 2.50%, 1/01/18 - 5/01/37	872,113		926,814
FHLMC, 2.50% - 2.595%, 3/01/19 – 11/01/29	135,503		137,811
FHLMC, 2.612%, 6/01/37	2,403,910		2,563,333
FHLMC, 2.612% - 2.915%, 10/01/18 - 4/01/31	704,231		734,139
FHLMC, 3.586% - 6.878%, 11/01/19 - 4/01/30	678,956		701,195
			7,099,160

Franklin Strategic Mortgage Portfolio
Statement of Investments, December 31, 2015 (unaudited) (continued)

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 8.4%
[f]FHLMC Gold 30 Year, 3.50%, 1/01/45	3,150,000	3,241,791
[f]FHLMC Gold 30 Year, 4.00%, 1/01/45	2,000,000	2,112,411
FHLMC Gold 30 Year, 4.50%, 4/01/40	925,755	998,893
FHLMC Gold 30 Year, 5.00%, 10/01/33 - 2/01/39	695,514	760,720
FHLMC Gold 30 Year, 5.50%, 9/01/33	67,427	75,008
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	212,659	240,248
FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32	153,434	174,892
FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32	334,179	375,032
FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30	111,796	120,923
FHLMC Gold 30 Year, 8.50%, 10/01/17 - 6/01/21	28,100	28,457
FHLMC Gold 30 Year, 9.00%, 9/01/30	34,158	34,737
FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25	78,979	81,359
FHLMC PC 30 Year, 8.50%, 5/01/17	52,704	54,294
FHLMC PC 30 Year, 9.00%, 6/01/16	27	27
FHLMC PC 30 Year, 9.50%, 8/01/19	1,325	1,334
		8,300,126
[a]Federal National Mortgage Association (FNMA) Adjustable Rate 19.2%
FNMA, 1.477% - 1.562%, 4/01/37	167,190	173,630
FNMA, 1.785%, 1/01/34	791,387	824,805
FNMA, 1.888%, 7/01/34	794,324	824,801
FNMA, 1.901% - 2.20%, 1/01/18 - 8/01/34	651,858	668,561
FNMA, 2.219%, 4/01/41	2,641,545	2,769,843
FNMA, 2.228% - 2.233%, 4/01/18 - 4/01/37	45,381	48,273
FNMA, 2.272%, 9/01/34	1,678,485	1,776,896
FNMA, 2.294% - 2.375%, 1/01/23 - 4/01/37	565,724	585,174
FNMA, 2.377%, 10/01/33	1,079,392	1,133,929
FNMA, 2.379% - 2.424%, 6/01/24 - 2/01/37	376,282	395,233
FNMA, 2.433%, 9/01/39	1,530,681	1,620,395
FNMA, 2.439% - 2.468%, 7/01/19 - 8/01/29	252,917	259,720
FNMA, 2.473%, 9/01/37	1,818,320	1,940,417
FNMA, 2.476% - 2.521%, 09/01/18 - 10/01/36	910,390	961,704
FNMA, 2.525% - 2.575%, 05/01/27 - 07/01/38	440,505	454,553
FNMA, 2.577%, 6/01/35	2,587,593	2,755,448
FNMA, 2.578% - 2.71%, 2/01/20 - 1/01/35	934,889	951,224
FNMA, 2.734% - 5.00%, 6/01/17 - 7/01/31	689,289	708,024
		18,852,630
Federal National Mortgage Association (FNMA) Fixed Rate 44.2%
[f]FNMA 15 Year, 2.50%, 1/15/30	1,940,000	1,955,072
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	307,300	319,223
FNMA 15 Year, 5.50%, 3/01/16 - 2/01/18	136,758	139,881
FNMA 15 Year, 6.50%, 8/01/16 - 10/01/16	2,945	2,960
[f]FNMA 30 Year, 3.00%, 1/25/46	8,260,000	8,257,772
[f]FNMA 30 Year, 3.50%, 1/25/46	16,650,000	17,174,048
[f]FNMA 30 Year, 4.00%, 1/01/45	9,400,000	9,945,094
FNMA 30 Year, 5.00%, 4/01/34	168,875	186,517
FNMA 30 Year, 5.50%, 9/01/33 - 10/01/33	845,023	945,547
FNMA 30 Year, 5.50%, 11/01/33 - 11/01/35	821,489	923,805
FNMA 30 Year, 6.00%, 10/01/34	860,535	982,159
FNMA 30 Year, 6.00%, 12/01/23 – 10/01/34	328,729	374,661
FNMA 30 Year, 6.00%, 9/01/32 - 5/01/35	574,943	655,865
FNMA 30 Year, 6.50%, 12/01/27 – 8/01/32	354,191	405,498
FNMA 30 Year, 6.50%, 2/01/28 – 8/01/32	785,208	898,123
FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	37,178	43,933
FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	29,569	33,757
FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28	202,385	223,505
FNMA 30 Year, 9.00%, 12/01/16 - 4/01/25	5,536	5,901
FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	52,826	56,685
FNMA 30 Year, 10.00%, 11/01/18 - 4/01/21	19,020	19,778
FNMA 30 Year, 10.50%, 4/01/22 - 5/01/30	4,900	4,925
FNMA PL 30 Year, 10.00%, 9/01/20	11,884	12,385
		43,567,094

Franklin Strategic Mortgage Portfolio
Statement of Investments, December 31, 2015 (unaudited) (continued)

[a]Government National Mortgage Association (GNMA) Adjustable Rate
0.1%
GNMA, 1.625% - 1.875%, 11/20/25 - 7/20/27	98,063	101,700
Government National Mortgage Association (GNMA) Fixed Rate 7.7%
GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	159,071	182,119
GNMA I SF 30 Year, 7.00%, 5/15/17 - 2/15/32	106,289	114,074
GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	43,370	46,790
GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27	69,023	76,879
GNMA I SF 30 Year, 8.25%, 2/15/21 - 5/15/21	35,796	35,942
GNMA I SF 30 Year, 8.50%, 3/15/17 - 7/15/24	57,791	58,956
GNMA I SF 30 Year, 9.00%, 9/15/16 - 8/15/28	5,804	5,839
GNMA I SF 30 Year, 10.00%, 12/15/18	2,956	2,971
[f]GNMA II SF 30 Year, 3.50%, 1/01/45	4,060,000	4,231,302
GNMA II SF 30 Year, 3.50%, 6/20/45	2,303,128	2,404,368
GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	236,462	277,829
GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	144,730	165,970
GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26	8,501	8,559
GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25	1,549	1,658
GNMA II SF 30 Year, 10.50%, 6/20/20	14	14
		7,613,270
Total Mortgage-Backed Securities (Cost $84,588,486)		85,533,980
Total Investments before Short Term Investments (Cost $119,518,180)		120,274,776
	Shares
Short Term Investments 25.1%
Money Market Funds (Cost $4,917,022) 5.0%
[g,h]Institutional Fiduciary Trust Money Market Portfolio	4,917,022	4,917,022
	Principal Amount*
Repurchase Agreements (Cost $19,798,759) 20.1%
[i]Joint Repurchase Agreement, 0.279%, 1/04/16 (Maturity Value $19,799,373)	19,798,759	19,798,759
BNP Paribas Securities Corp. (Maturity Value $5,742,610)
HSBC Securities (USA) Inc. (Maturity Value $12,059,798)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,996,965)
Collateralized by U.S. Government Agency Securities, 0.184% - 0.289%, 5/08/17 - 4/09/18; ,jU.S. Treasury Bill, 3/03/16 -
5/26/16; and U.S. Treasury Note, 1.375% - 2.625%, 2/29/20 - 11/15/20 (valued at $20,207,325)

Total Investments (Cost $144,233,961) 147.2%		144,990,557
TBA Sales Commitments (0.1)%		(150,978)
Other Assets, less Liabilities (47.1)%		(46,360,920)
Net Assets 100.0%		$98,478,659

TBA Sale Commitments (Proceeds $144,448) (0.1)%
Government National Mortgage Association (GNMA) Fixed Rate (0.1)%
[k]GNMA II SF, 3.00%, 1/01/45	149,000	$(150,978)

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a The coupon rate shown represents the rate at period end.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
December 31, 2015, the aggregate value of these securities was $10,929,684, representing 11.10% of net assets.
c Defaulted security or security for which income has been deemed uncollectible.
d The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.
e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2015, the value of this security was
$6,554, representing 0.01% of net assets.
f Security purchased on a to-be-announced (TBA) basis.
g Non-income producing.
h See Note 6 regarding investments in affiliated management investment companies.
i Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2015, all repurchase agreements had been entered into on that date.

Franklin Strategic Mortgage Portfolio
Statement of Investments, December 31, 2015 (unaudited) (continued)

j The security is traded on a discount basis with no stated coupon rate. k Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to the deposit requirement or fees and expenses associated with short sale transactions.

At December 31, 2015, the Fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
CME Ultra Long Term U.S. Treasury Bond	Long	1	$158,688	3/21/16	$638	$-

U.S. Treasury 5 Year Note	Long	5	591,601	3/21/16	-	(1,653)
U.S. Treasury 10 Year Note	Long	31	3,903,094	3/21/16	-	(14,368)
U.S. Treasury 30 Year Bond	Long	18	2,767,500	3/21/16	517	-
Total Financial Futures Contracts					$1,155	$(16,021)
Net unrealized appreciation (depreciation)						$(14,866)

At December 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	DBAB	Buy	150,000	$167,025	2/05/16	$-	$(3,939)
Euro	DBAB	Sell	150,000	196,493	2/05/16	33,407	-
Total Forward Exchange Contracts						$33,407	$(3,939)
Net unrealized appreciation (depreciation)						$29,468

a May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty
DBAB Deutsche Bank AG

Currency
EUR Euro

Selected Portfolio
CDO Collateralized Debt Obligation
FRN Floating Rate Note
MFM Multi-Family Mortgage
PC Participation Certificate
PL Project Loan
REIT Real Estate Investment Trust
SF Single Family
SFR Single Family Revenue

Franklin Strategic Mortgage Portfolio

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 as an open -end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U. S. Generally Accepted Accounting Principles (U. S. GAAP) .

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p. m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund s Board of Trustees (the Board), the Fund s administrator has responsibility for oversight of valuation, including leading the cross -functional Valuation and Liquidity Oversight Committee (VLOC) . The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over -the -counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U. S. dollar equivalent at the foreign exchange rate in effect at 4 p. m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open -end mutual funds are valued at the closing NAV. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Fund s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income -based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non -defaulting party the right to net and close -out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund's investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non -performance.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage -backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At December 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$144,241,278

Unrealized appreciation	$1,921,122
Unrealized depreciation	(1,171,843)

Net unrealized appreciation (depreciation)	$749,279

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to October 1, 2013, the waiver was accounted for as a reduction to management fees.

% of Affiliated Fund
	Number of Shares		Number of Shares	Value at		Shares Outstanding
	Held at Beginning Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
	of Period Additions	Reductions	Period	Period	Income	Gain (Loss)	Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	5,085,478 249,548	(418,004)	4,917,022 $	4,917,022	$ -	$-	0.03%

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

Level 1		Level 2	Level 3	Total
Assets:
Investments in Securities
Common Stocks[a]	$763,426	$-	$-	$763,426
Asset-Backed Securities and Commercial
Mortgage-Backed Securities	-	33,960,695	16,675	33,977,370
Mortgage-Backed Securities	-	85,533,980	-	85,533,980
Short Term Investments	4,917,022	19,798,759	-	24,715,781
Total Investments in Securities	$5,680,448	$139,293,434	$16,675	$144,990,557

Other Financial Instruments
Futures Contracts	$1,155	$-	$-	$1,155
Forw ard Exchange Contracts	-	33,407	-	33,407
Total Other Financial Instruments	$1,155	$33,407	$-	$34,562

Liabilities:
Other Financial Instruments
TBA sale commitments	$-	$150,978	$-	$150,978
Futures Contracts	16,021	-	-	16,021
Forw ard Exchange Contracts	-	3,939	-	3,939
Total Other Financial Instruments	$16,021	$154,917	$-	$170,938

[a]For detailed categories, see the accompanying Statement of Investments.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date February 26, 2016

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date February 26, 2016